CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income:
Loans, including fees	$ 92,204			$ 65,213						$ 171,948	$ 130,099	$ 284,782	$ 23,900
Securities:
Taxable	7,618			6,480						15,206	12,392	27,078	13,116	11,049
Tax-exempt	1,187			1,189						2,429	2,536	4,775	464
Federal funds sold and securities purchased under agreements to resell	14			35						33	56	113	106
Interest-bearing deposits with banks	317			242						912	575	1,848	801
Other	3,068			3,009						5,708	5,114	10,479	651
Total interest income	104,408	98,601	79,702	76,168	74,604	28,954	3,379	3,349	3,356	196,236	150,772	329,075	39,038	11,049
Interest expense:
Deposits	3,096			3,406						6,855	6,856	14,877	1,013
Short-term borrowings	539			591						934	1,104	1,814	215
Notes payable	632			2,308						1,280	4,630	10,512	8,613	8,985
Junior subordinated debentures	587			612						1,171	1,220	2,409	212
Other	1,108			826						2,129	1,276	3,262	143
Total interest expense	5,962	10,002	7,786	7,743	7,343	3,786	2,140	2,131	2,139	12,369	15,086	32,874	10,196	8,985
Net interest income	98,446	88,599	71,916	68,425	67,261	25,168	1,239	1,218	1,217	183,867	135,686	296,201	28,842	2,064
Provision for loan losses	5,533	2,206	10,658	11,289	13,005	3,800				8,775	24,294	37,158	3,800
Net interest income after provision for loan losses	92,913			57,136						175,092	111,392	259,043	25,042	2,064
Noninterest income:
Net realized gains on securities												4,937	112	817
Net gains from sale of loans and other mortgage production income	106,054			142,531						185,165	270,127	457,531	50,384
Mortgage loan origination fees	16,983			22,695						29,327	41,588	79,736	7,224
Net insurance premiums earned	40,777			38,590						81,096	76,063	157,533	146,701	134,048
Investment and securities advisory fees and commissions	22,264			25,964						43,599	47,973	93,093	11,238
Bargain purchase gain												12,585
Other	17,203			9,453						34,194	16,760	44,670	8,573	6,785
Total noninterest income	203,281	182,479	215,095	239,233	213,278	109,691	39,591	38,063	36,887	373,381	452,511	850,085	224,232	141,650
Noninterest expense:
Employees' compensation and benefits	124,445			132,715						230,874	248,905	480,496	60,972	7,743
Loss and loss adjustment expenses	35,275			48,160						53,612	69,345	110,755	109,159	96,734
Policy acquisition and other underwriting expenses	11,652			11,627						23,339	22,430	46,289	43,658	40,196
Occupancy and equipment, net	25,762			20,154						52,100	39,566	86,248	7,360	788
Other	54,078			47,744						103,916	95,145	187,947	34,368	9,793
Total noninterest expense	251,212	219,752	216,592	260,400	214,991	115,934	46,792	55,233	37,558	463,841	475,391	911,735	255,517	155,254
Income (loss) before income taxes	44,982	49,120	59,761	35,969	52,543	15,125	(5,962)	(15,952)	546	84,632	88,512	197,393	(6,243)	(11,540)
Income tax expense (benefit)	16,294	18,090	20,115	13,309	19,170	5,809	(1,914)	(5,243)	203	30,648	32,479	70,684	(1,145)	(5,009)
Net income (loss)	28,688	31,030	39,646	22,660	33,373	9,316	(4,048)	(10,709)	343	53,984	56,033	126,709	(5,098)	(6,531)
Less: Net income attributable to noncontrolling interest	177	160	339	568	300	494				287	868	1,367	494
Income (loss) attributable to Hilltop	28,511	30,870	39,307	22,092	33,073	8,822	(4,048)	(10,709)	343	53,697	55,165	125,342	(5,592)	(6,531)
Dividends on preferred stock	1,426			1,149						2,852	1,852	4,327	259
Income (loss) applicable to Hilltop common stockholders	$ 27,085	$ 29,528	$ 38,174	$ 20,943	$ 32,370	$ 8,563	$ (4,048)	$ (10,709)	$ 343	$ 50,845	$ 53,313	$ 121,015	$ (5,851)	$ (6,531)
Earnings (loss) per common share:
Basic (in dollars per share)	$ 0.30	$ 0.34	$ 0.45	$ 0.25	$ 0.39	$ 0.13	$ (0.07)	$ (0.19)	$ 0.01	$ 0.56	$ 0.64	$ 1.43	$ (0.10)	$ (0.12)
Diluted (in dollars per share)	$ 0.30	$ 0.34	$ 0.43	$ 0.24	$ 0.39	$ 0.13	$ (0.07)	$ (0.19)	$ 0.01	$ 0.56	$ 0.61	$ 1.40	$ (0.10)	$ (0.12)
Weighted average share information:
Basic (in shares)	89,709			83,490						89,708	83,489	84,382	58,754	56,499
Diluted (in shares)	90,569			90,294						90,576	90,125	90,331	58,754	56,499